Pledged assets (Tables)	12 Months Ended
Dec. 31, 2019
Pledged assets [Abstract]
Assets pledged as collateral

(a)	Assets pledged as collateral as of December 31, 2018 and 2019 are as follows:

	2018		2019
Loans
Loans at amortized cost	~~W~~	129,210	128,163
Securities
Securities at FVTPL		11,533,107	15,016,057
Securities at FVOCI		1,372,746	2,387,555
Securities at amortized cost		10,670,253	12,791,744

		23,576,106	30,195,356
Deposits
Deposits at amortized cost		1,481,085	1,090,161
Property and Equipment (real estate)		154,490	121,446
Other financial assets		—	404

	~~W~~	25,340,891	31,535,530

The carrying amounts of assets pledged that the pledgees have the right to sell or re-pledge regardless of the Group’s default as of December 31, 2018 and 2019 are ~~W~~8,026,332 million and ~~W~~9,696,487 million, respectively.

The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default
(b)	The fair value of collateral held that the Group has the right to sell or re-pledge regardless of pledger’s default as of December 31, 2018 and 2019 are as follows:

	2018
	Collateral held
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	7,342,239	5,190,387

	2019
	Collateral held
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	9,240,573	2,007,036